ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2014	2015

Accrued payroll and welfare	$3,121,361	$2,476,248
Customer deposits	4,877,924	1,362,770
Accrued penalty for the early termination of exclusive agency agreement (Note 18(d))	10,386,179	9,822,602
Accrued expenses	8,177,991	8,578,908
Other current liabilities	4,565,222	10,618,219

	$31,128,677	$32,858,747